UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2013	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Brandywine Fund

Schedule of Portfolio Investments

December 31, 2013 (unaudited)

Shares		Cost	Value
Common Stocks - 98.9%
Consumer Discretionary

	Apparel, Accessories & Luxury Goods - 5.3%
407,560	Fifth & Pacific Cos., Inc.*	$ 13,520,133	$ 13,070,449
131,140	Under Armour, Inc., Class A*	10,404,702	11,448,522
338,820	VF Corp.	12,828,155	21,122,039

	Auto Parts & Equipment - 2.0%
299,890	Dorman Products, Inc.*	14,222,796	16,814,832

	Computer & Electronics Retail - 1.9%
333,840	GameStop Corp., Class A	17,181,752	16,444,958

	Footwear - 1.9%
482,700	Skechers U.S.A., Inc., Class A*	13,044,583	15,991,851

	Home Furnishings - 1.4%
221,103	Tempur Sealy International, Inc.*	9,256,389	11,930,718

	Housewares & Specialties - 2.9%
396,650	Jarden Corp.*	16,821,402	24,334,478

	Internet Retail - 1.8%
84,800	TripAdvisor, Inc.*	7,004,180	7,023,984
209,565	zulily, Inc., Class A*	7,652,505	8,682,278

	Movies & Entertainment - 1.8%
434,740	Twenty-First Century Fox, Inc., Class A	12,009,915	15,294,153

	Restaurants - 1.9%
211,400	Starbucks Corp.	10,508,534	16,571,646

	Specialized Consumer Services - 2.1%
610,950	H&R Block, Inc.	17,282,538	17,741,988

	Specialty Stores - 4.0%
49,730	The Container Store Group, Inc.*	1,619,141	2,317,915
197,270	Dick’s Sporting Goods, Inc.	10,227,876	11,461,387
215,060	Five Below, Inc.*	9,578,548	9,290,592
376,010	Sally Beauty Holdings, Inc.*	11,197,885	11,366,782

Total Consumer Discretionary		194,361,034	230,908,572
This sector is 18.8% above your Fund’s cost.

Consumer Staples

	Household Products - 1.2%
165,200	Church & Dwight Co., Inc.	6,400,786	10,949,456

	Packaged Foods & Meats - 2.1%
196,210	The Hain Celestial Group, Inc.*	16,438,777	17,811,944

	Personal Products - 1.4%
85,915	Nu Skin Enterprises, Inc., Class A	10,258,272	11,875,171

Total Consumer Staples		33,097,835	40,636,571
This sector is 22.8% above your Fund’s cost.

Energy

	Oil & Gas Equipment & Services - 1.4%
152,740	Oceaneering International, Inc.	11,805,174	12,048,131

	Oil & Gas Exploration & Production - 2.0%
361,550	Oasis Petroleum, Inc.*	16,258,235	16,982,004

Shares		Cost	Value
	Oil & Gas Storage & Transportation - 0.4%
120,630	Navigator Holdings, Ltd.*	$ 2,365,382	$ 3,249,772

Total Energy		30,428,791	32,279,907
This sector is 6.1% above your Fund’s cost.

Financials

	Property & Casualty Insurance - 4.3%
309,025	The Allstate Corp.	10,340,381	16,854,224
615,170	XL Group PLC	19,558,515	19,587,013

Total Financials		29,898,896	36,441,237
This sector is 21.9% above your Fund’s cost.

Health Care

	Biotechnology - 2.3%
115,865	Celgene Corp.*	6,012,038	19,576,550

	Health Care Distributors - 2.0%
259,080	Cardinal Health, Inc.	16,807,860	17,309,135

	Health Care Equipment - 0.8%
102,370	Cyberonics, Inc.*	6,393,555	6,706,259

	Health Care Supplies - 0.2%
80,475	The Spectranetics Corp.*	1,442,992	2,011,875

	Life Sciences Tools & Services - 0.9%
205,358	Fluidigm Corp.*	6,443,704	7,869,319

	Pharmaceuticals - 2.2%
119,920	Perrigo Co. PLC	18,653,556	18,402,923

Total Health Care		55,753,705	71,876,061
This sector is 28.9% above your Fund’s cost.

Industrials

	Construction & Engineering - 3.8%
373,590	MasTec, Inc.*	10,634,527	12,223,865
642,770	Quanta Services, Inc.*	16,975,331	20,285,821

	Construction & Farm Machinery & Heavy Trucks - 2.1%
247,325	Wabtec Corp.	6,739,335	18,368,828

	Electrical Components & Equipment - 2.2%
333,355	Generac Holdings, Inc.	14,113,086	18,881,227

	Environmental & Facilities Services - 0.1%
26,900	ABM Industries, Inc.	720,297	769,071

	Heavy Electrical Equipment - 0.4%
193,525	PowerSecure International, Inc.*	3,096,400	3,322,824

	Marine - 1.6%
138,400	Kirby Corp.*	10,982,008	13,736,200

	Trading Companies & Distributors - 5.4%
602,500	Air Lease Corp.	12,735,999	18,725,700
303,500	H&E Equipment Services, Inc.*	8,524,322	8,992,705
239,590	United Rentals, Inc.*	12,477,463	18,676,041

Total Industrials		96,998,768	133,982,282
This sector is 38.1% above your Fund’s cost.

1

Brandywine Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology

	Application Software - 6.9%
576,580	Cadence Design Systems, Inc.*	$ 7,760,470	$ 8,083,652
351,110	Guidewire Software, Inc.*	16,924,094	17,228,968
453,300	Informatica Corp.*	13,973,326	18,811,950
274,280	Salesforce.com, Inc.*	14,983,731	15,137,513

	Communications Equipment - 3.7%
752,600	Ciena Corp.*	16,291,929	18,009,718
291,820	Ubiquiti Networks, Inc.*	9,503,489	13,412,047

	Computer Hardware - 4.3%
66,095	Apple, Inc.	32,577,182	37,086,566

	Data Processing & Outsourced Services - 5.7%
754,390	Vantiv, Inc., Class A*	13,946,748	24,600,658
110,000	Visa, Inc., Class A	12,754,685	24,494,800

	Electronic Components - 0.8%
321,010	InvenSense, Inc.*	6,415,390	6,670,588

	Electronic Manufacturing Services - 1.0%
1,267,570	Neonode, Inc.*	8,339,643	8,011,042

	Internet Software & Services - 3.0%
616,500	Blucora, Inc.*	10,638,556	17,977,140
111,800	Yelp, Inc.*	7,216,871	7,708,610

	Semiconductors - 6.1%
145,880	Himax Technologies, Inc., ADR	1,975,538	2,145,895
467,790	International Rectifier Corp.*	11,702,277	12,195,285
550,200	Spansion, Inc., Class A*	6,476,371	7,642,278
357,133	Synaptics, Inc.*	15,220,019	18,503,061
261,800	Xilinx, Inc.	10,538,164	12,021,856

	Systems Software - 3.0%
140,640	FireEye, Inc.*	5,189,713	6,133,310

Shares		Cost	Value
342,710	Red Hat, Inc.*	$ 16,084,673	$ 19,205,468

Total Information Technology		238,512,869	295,080,405
This sector is 23.7% above your Fund’s cost.

Materials

	Steel - 0.6%
98,410	Nucor Corp.	5,087,897	5,253,126
This sector is 3.2% above your Fund’s cost.

Total Common Stocks		684,139,795	846,458,161

		Principal Amount[1]
Short-Term Investments - 0.7%
Commercial Paper - 0.7%
	Prudential Financial LLC, due 01/02/14, discount of 0.05%	6,100,000	6,100,000

Shares		Cost
Other Investment Companies - 0.0%#,2
259,949	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	259,949	259,949

Total Short-Term Investments		6,359,949	6,359,949

Total Investments - 99.6%		690,499,744	852,818,110

Other Assets, less Liabilities - 0.4%			3,328,975

Total Net Assets - 100.0%			$ 856,147,085

2

Brandywine Blue Fund

Schedule of Portfolio Investments

December 31, 2013 (unaudited)

Shares		Cost	Value
Common Stocks - 97.3%
Consumer Discretionary

	Apparel, Accessories & Luxury Goods - 4.8%
85,980	Under Armour, Inc., Class A*	$ 6,937,686	$ 7,506,054
93,400	VF Corp.	3,622,909	5,822,556

	Broadcasting - 3.5%
151,130	CBS Corp., Class B	7,978,988	9,633,026

	Computer & Electronics Retail - 2.3%
125,000	GameStop Corp., Class A	6,816,125	6,157,500

	Distributors - 2.6%
218,640	LKQ Corp.*	6,956,714	7,193,256

	Footwear - 2.4%
84,500	NIKE, Inc., Class B	6,492,819	6,645,080

	Internet Retail - 2.8%
94,250	TripAdvisor, Inc.*	7,779,615	7,806,728

	Movies & Entertainment - 6.8%
116,290	Time Warner, Inc.	7,492,914	8,107,739
299,860	Twenty-First Century Fox, Inc., Class A	8,293,618	10,549,075

	Restaurants - 4.1%
144,100	Starbucks Corp.	7,095,747	11,295,999

	Specialized Consumer Services - 2.3%
221,330	H&R Block, Inc.	6,228,920	6,427,423

	Specialty Stores - 2.6%
124,610	Dick’s Sporting Goods, Inc.	6,445,323	7,239,841

Total Consumer Discretionary		82,141,378	94,384,277
This sector is 14.9% above your Fund’s cost.

Consumer Staples

	Food Retail - 1.7%
146,010	Safeway, Inc.	4,884,597	4,755,546

	Household Products - 1.7%
68,240	Church & Dwight Co., Inc.	3,641,808	4,522,947

	Personal Products - 3.0%
60,010	Nu Skin Enterprises, Inc., Class A	7,005,156	8,294,582

Total Consumer Staples		15,531,561	17,573,075
This sector is 13.1% above your Fund’s cost.

Energy

	Oil & Gas Drilling - 2.2%
106,100	Ensco PLC, Class A	6,542,255	6,066,798

	Oil & Gas Equipment & Services - 2.5%
88,280	Oceaneering International, Inc.	6,848,362	6,963,526

Total Energy		13,390,617	13,030,324
This sector is -2.7% above your Fund’s cost.

Financials

	Insurance Brokers - 4.1%
233,500	Marsh & McLennan Cos., Inc.	7,563,439	11,292,060

Shares		Cost	Value
	Property & Casualty Insurance - 6.4%
156,300	The Allstate Corp.	$ 5,280,308	$ 8,524,602
290,500	XL Group PLC	5,898,313	9,249,520

Total Financials		18,742,060	29,066,182
This sector is 55.1% above your Fund’s cost.

Health Care

	Biotechnology - 8.1%
70,000	Celgene Corp.*	3,632,181	11,827,200
137,490	Gilead Sciences, Inc.*	8,298,293	10,332,374

	Health Care Distributors - 3.0%
125,000	Cardinal Health, Inc.	6,921,750	8,351,250

	Pharmaceuticals - 2.9%
52,290	Perrigo Co. PLC	8,133,709	8,024,423

Total Health Care		26,985,933	38,535,247
This sector is 42.8% above your Fund’s cost.

Industrials

	Construction & Farm Machinery & Heavy Trucks - 2.9%
107,870	Wabtec Corp.	7,364,561	8,011,505
This sector is 8.8% above your Fund’s cost.

Information Technology

	Application Software - 2.2%
109,470	Salesforce.com, Inc.*	5,930,630	6,041,649

	Computer Hardware - 7.8%
25,960	Apple, Inc.	12,795,245	14,566,416
250,000	Hewlett-Packard Co.	6,650,700	6,995,000

	Data Processing & Outsourced Services - 3.2%
39,400	Visa, Inc., Class A	4,567,362	8,773,592

	Semiconductors - 5.9%
153,470	Microchip Technology, Inc.	6,078,132	6,867,783
207,900	Xilinx, Inc.	8,246,237	9,546,768

	Systems Software - 3.2%
155,960	Red Hat, Inc.*	7,363,590	8,739,998

Total Information Technology		51,631,896	61,531,206
This sector is 19.2% above your Fund’s cost.

Materials

	Steel - 2.3%
120,320	Nucor Corp.	6,215,899	6,422,682
This sector is 3.3% above your Fund’s cost.

Total Common Stocks		222,003,905	268,554,498

3

Brandywine Blue Fund

Schedule of Portfolio Investments (continued)

		Principal Amount[1]	Value
Short-Term Investments - 3.3%
Commercial Paper - 3.2%
	Prudential Financial LLC, due 01/02/14, discount of 0.05%	$ 8,900,000	$ 8,900,000

Shares		Cost
Other Investment Companies - 0.1%[2]
227,440	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	227,440	227,440

Total Short-Term Investments		9,127,440	9,127,440

Total Investments - 100.6%		231,131,345	277,681,938

Other Assets, less Liabilities - (0.6)%			(1,775,487)

Total Net Assets - 100.0%			$ 275,906,451

4

Brandywine Advisors Midcap Growth Fund

Schedule of Portfolio Investments

December 31, 2013 (unaudited)

Shares		Cost	Value
Common Stocks - 97.1%
Consumer Discretionary

	Apparel, Accessories & Luxury Goods - 4.3%
81,400	Fifth & Pacific Cos., Inc.*	$ 2,694,310	$ 2,610,498
45,050	Under Armour, Inc., Class A*	3,604,844	3,932,865

	Computer & Electronics Retail - 2.1%
65,000	GameStop Corp., Class A	3,345,968	3,201,900

	Distributors - 2.3%
106,010	LKQ Corp.*	3,373,524	3,487,729

	Home Furnishings - 2.2%
60,700	Tempur Sealy International, Inc.*	2,597,319	3,275,372

	Housewares & Specialties - 3.6%
87,000	Jarden Corp.*	3,683,143	5,337,450

	Internet Retail - 3.9%
50,830	TripAdvisor, Inc.*	4,197,662	4,210,249
41,700	zulily, Inc., Class A*	1,516,896	1,727,631

	Specialized Consumer Services - 2.6%
136,700	H&R Block, Inc.	3,826,082	3,969,768

	Specialty Stores - 7.4%
67,630	Dick’s Sporting Goods, Inc.	3,498,386	3,929,303
89,100	Five Below, Inc.*	3,972,007	3,849,120
113,500	Sally Beauty Holdings, Inc.*	3,375,585	3,431,105

Total Consumer Discretionary		39,685,726	42,962,990
This sector is 8.3% above your Fund’s cost.

Consumer Staples

	Food Retail - 1.6%
73,080	Safeway, Inc.	2,444,811	2,380,216

	Household Products - 1.8%
40,900	Church & Dwight Co., Inc.	1,631,521	2,710,852

	Packaged Foods & Meats - 2.7%
44,500	The Hain Celestial Group, Inc.*	3,711,440	4,039,710

	Personal Products - 2.7%
30,000	Nu Skin Enterprises, Inc., Class A	3,537,321	4,146,600

Total Consumer Staples		11,325,093	13,277,378
This sector is 17.2% above your Fund’s cost.

Energy

	Oil & Gas Drilling - 1.7%
46,000	Ensco PLC, Class A	2,850,928	2,630,280

	Oil & Gas Equipment & Services - 2.5%
47,000	Oceaneering International, Inc.	3,645,656	3,707,360

	Oil & Gas Exploration & Production - 2.7%
87,000	Oasis Petroleum, Inc.*	3,899,109	4,086,390

Total Energy		10,395,693	10,424,030
This sector is 0.3% above your Fund’s cost.

Shares		Cost	Value
Financials

	Property & Casualty Insurance - 2.7%
128,000	XL Group PLC	$ 2,905,484	$ 4,075,520
This sector is 40.3% above your Fund’s cost.

Health Care

	Pharmaceuticals - 2.8%
27,860	Perrigo Co. PLC	4,333,623	4,275,395
This sector is -1.3% above your Fund’s cost.

Industrials

	Construction & Engineering - 5.7%
113,400	MasTec, Inc.*	3,213,544	3,710,448
155,000	Quanta Services, Inc.*	4,143,245	4,891,800

	Construction & Farm Machinery & Heavy Trucks - 3.8%
77,400	Wabtec Corp.	2,339,470	5,748,498

	Electrical Components & Equipment - 2.9%
78,000	Generac Holdings, Inc.	3,299,741	4,417,920

	Marine - 2.6%
39,300	Kirby Corp.*	3,179,502	3,900,525

	Trading Companies & Distributors - 6.0%
130,000	Air Lease Corp.	3,078,265	4,040,400
65,000	United Rentals, Inc.*	3,412,456	5,066,750

Total Industrials		22,666,223	31,776,341
This sector is 40.2% above your Fund’s cost.

Information Technology

	Application Software - 6.4%
206,130	Cadence Design Systems, Inc.*	2,770,269	2,889,943
60,340	Guidewire Software, Inc.*	2,909,168	2,960,884
91,500	Informatica Corp.*	2,901,771	3,797,250

	Communications Equipment - 5.0%
168,620	Ciena Corp.*	3,656,761	4,035,077
77,130	Ubiquiti Networks, Inc.*	2,509,712	3,544,895

	Data Processing & Outsourced Services - 3.3%
152,900	Vantiv, Inc., Class A*	3,006,946	4,986,069

	Internet Software & Services - 0.9%
19,310	Yelp, Inc.*	1,246,335	1,331,424

	Semiconductors - 6.2%
108,200	Himax Technologies, Inc., ADR	1,464,719	1,591,622
85,110	Microchip Technology, Inc.	3,404,578	3,808,672
88,100	Xilinx, Inc.	3,562,595	4,045,552

	Systems Software - 4.6%
53,770	FireEye, Inc.*	2,056,075	2,344,910
82,500	Red Hat, Inc.*	3,878,660	4,623,300

Total Information Technology		33,367,589	39,959,598
This sector is 19.8% above your Fund’s cost.
Total Common Stocks		124,679,431	146,751,252

5

Brandywine Advisors Midcap Growth Fund

Schedule of Portfolio Investments (continued)

		Principal Amount[1]	Value
Short-Term Investments - 3.1%
Commercial Paper - 2.9%
	Prudential Financial LLC, due 01/02/14, discount of 0.05%	$ 4,400,000	$ 4,400,000

Shares		Cost
Other Investment Companies - 0.2%[2]
231,364	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	231,364	231,364

Total Short-Term Investments		4,631,364	4,631,364

Total Investments - 100.1%		129,310,795	151,382,616

Other Assets, less Liabilities - (0.1)%			(190,570)

Total Net Assets - 100.0%			$151,192,046

6

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Brandywine Fund	$690,521,833	$164,349,943	$(2,053,666)	$162,296,277
Brandywine Blue Fund	231,294,835	47,759,522	(1,372,419)	46,387,103
Brandywine Advisors Midcap Growth Fund	129,321,375	22,755,479	(694,238)	22,061,241

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Amount presented also represents shares held.
[2]	Yield shown represents the December 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of December 31, 2013, all securities in the Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund were valued using Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report.

As of December 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

7

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 22, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 22, 2014